EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,587.9
Exploration and evaluation expenditures	28.4	$ 35.1
Balance, end of the year	2,598.0	2,587.9
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	61.7	54.8
Acquired exploration and evaluation assets		5.0
Reclassification to assets held for sale	(34.1)
Impairment charge	(1.2)
Reclassification to other	0.0
Exploration and evaluation expenditures	1.9	1.9
Balance, end of the year	28.3	61.7
Exploration and evaluation assets | Diakha-Siribaya Gold project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	36.6	36.6
Acquired exploration and evaluation assets		0.0
Reclassification to assets held for sale	(34.1)
Impairment charge	(1.2)
Reclassification to other	(1.3)
Exploration and evaluation expenditures	0.0	0.0
Balance, end of the year	0.0	36.6
Exploration and evaluation assets | Fayolle property
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	9.2	7.3
Acquired exploration and evaluation assets		0.0
Reclassification to assets held for sale	0.0
Impairment charge	0.0
Reclassification to other	0.0
Exploration and evaluation expenditures	1.9	1.9
Balance, end of the year	11.1	9.2
Exploration and evaluation assets | Monster Lake project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	7.8	7.8
Acquired exploration and evaluation assets		0.0
Reclassification to assets held for sale	0.0
Impairment charge	0.0
Reclassification to other	0.0
Exploration and evaluation expenditures	0.0	0.0
Balance, end of the year	7.8	7.8
Exploration and evaluation assets | Other Projects
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	8.1	3.1
Acquired exploration and evaluation assets		5.0
Reclassification to assets held for sale	0.0
Impairment charge	0.0
Reclassification to other	1.3
Exploration and evaluation expenditures	0.0	0.0
Balance, end of the year	$ 9.4	$ 8.1